Schedule of Investments (unaudited) November 30, 2019	iShares® MSCI Turkey ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.2%
Aselsan Elektronik Sanayi Ve Ticaret AS(a)	3,649,743	$11,863,968

Airlines — 5.5%
Pegasus Hava Tasimaciligi AS(a)(b)	530,545	6,701,669
Turk Hava Yollari AO(b)	5,808,877	13,815,489

		20,517,158

Auto Components — 0.3%
Kordsa Teknik Tekstil AS	526,068	1,089,964

Automobiles — 2.3%
Ford Otomotiv Sanayi AS	777,787	8,639,821

Banks — 24.6%
Akbank T.A.S.(b)	25,589,430	34,618,242
Turkiye Garanti Bankasi AS(b)	20,729,395	36,452,841
Turkiye Halk Bankasi AS(a)(b)	7,226,446	7,259,788
Turkiye Is Bankasi AS, Class C(b)	11,290,086	12,089,149
Turkiye Sinai Kalkinma Bankasi AS(b)	6,507,237	1,166,963

		91,586,983

Beverages — 3.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS	2,325,895	8,779,560
Coca-Cola Icecek AS	949,248	5,718,461

		14,498,021

Building Products — 0.3%
Trakya Cam Sanayii AS(a)	1,950,051	1,120,426

Chemicals — 3.1%
Petkim Petrokimya Holding AS(a)(b)	12,053,537	7,534,116
Sasa Polyester Sanayi AS(a)	2,716,135	3,012,411
Soda Sanayii AS(a)	1,052,137	1,062,487

		11,609,014

Construction & Engineering — 2.1%
Tekfen Holding AS	2,341,993	7,706,741

Containers & Packaging — 0.3%
Anadolu Cam Sanayii AS	1,797,795	1,129,980

Diversified Financial Services — 3.1%
Haci Omer Sabanci Holding AS	7,234,228	11,461,909

Electric Utilities — 1.1%
Enerjisa Enerji AS(c)	3,345,943	4,124,537

Equity Real Estate Investment Trusts (REITs) — 1.5%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	21,948,638	5,579,353

Food & Staples Retailing — 10.3%
BIM Birlesik Magazalar AS	3,768,478	30,181,943
Migros Ticaret AS(a)(b)	996,958	3,839,595
Sok Marketler Ticaret AS(a)(b)	2,494,125	4,299,092

		38,320,630

Food Products — 1.9%
Ulker Biskuvi Sanayi AS(b)	1,831,619	6,907,438

Gas Utilities — 0.3%
Aygaz AS	491,515	1,045,758

Health Care Providers & Services — 1.8%
MLP Saglik Hizmetleri AS(a)(b)(c)	1,353,666	3,646,072
Selcuk Ecza Deposu Ticaret ve Sanayi AS	3,063,746	2,949,859

		6,595,931

Security	Shares	Value

Household Durables — 1.9%
Arcelik AS(b)	1,214,869	$4,255,796
Vestel Elektronik Sanayi ve Ticaret AS(b)	1,524,524	2,922,435

		7,178,231

Independent Power and Renewable Electricity Producers — 0.1%
Zorlu Enerji Elektrik Uretim AS(b)	806,019	190,857

Industrial Conglomerates — 7.5%
Dogan Sirketler Grubu Holding AS	15,399,890	4,745,853
Enka Insaat ve Sanayi AS	2	2
KOC Holding AS	6,613,862	23,053,804

		27,799,659

Machinery — 0.3%
Otokar Otomotiv Ve Savunma Sanayi AS	41,202	1,072,464

Metals & Mining — 9.1%
Eregli Demir ve Celik Fabrikalari TAS	12,928,629	18,053,035
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	10,288,752	4,281,382
Koza Altin Isletmeleri AS(b)	551,453	7,047,384
Koza Anadolu Metal Madencilik Isletmeleri AS(b)	2,756,706	4,410,922

		33,792,723

Oil, Gas & Consumable Fuels — 6.3%
Tupras Turkiye Petrol Rafinerileri AS	1,089,351	23,499,711

Textiles, Apparel & Luxury Goods — 2.0%
Aksa Akrilik Kimya Sanayii AS	1,603,310	3,369,365
Mavi Giyim Sanayi Ve Ticaret AS, Class B(b)(c)	533,296	4,204,343

		7,573,708

Transportation Infrastructure — 2.5%
TAV Havalimanlari Holding AS	1,999,761	9,365,991

Wireless Telecommunication Services — 4.5%
Turkcell Iletisim Hizmetleri AS	7,150,623	16,882,119

Total Common Stocks — 99.8% (Cost: $503,389,378)		371,153,095

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.82%(d)(e)(f)	13,830,553	13,836,085
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.57%(d)(e)	165,000	165,000

		14,001,085

Total Short-Term Investments — 3.8% (Cost: $13,996,955)		14,001,085

Total Investments in Securities — 103.6% (Cost: $517,386,333)		385,154,180

Other Assets, Less Liabilities — (3.6)%		(13,222,489)

Net Assets — 100.0%		$371,931,691

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) November 30, 2019	iShares® MSCI Turkey ETF

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended November 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	36,992,086	(23,161,533)	13,830,553	$13,836,085	$385,698	(a)	$(992)	$(811)
BlackRock Cash Funds: Treasury, SL Agency Shares	—	165,000	165,000	165,000	849		—	—

				$14,001,085	$386,547		$(992)	$(811)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	12	12/20/19	$623	$(8,646)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$371,153,095	$—	$—	$371,153,095
Money Market Funds	14,001,085	—	—	14,001,085

	$385,154,180	$—	$—	$385,154,180

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(8,646)	$—	$—	$(8,646)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

2